Other Financial Assets at Amortised Cost (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

	30 June 2024	31 December 2023
	£m	£m
Debt securities	1,744	152
	1,744	152